BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,058,267	$ 1,510,341
Prepaid expenses	50,100	147,500
Total current assets	1,108,367	1,657,841
Investments held in Trust Account	204,525,055	203,107,342
Total assets	205,633,422	204,765,183
Current liabilities:
Accounts payable	48,194	18,475
Accrued expenses	4,189,620	478,577
Accrued expenses – related party	60,000	54,839
Due to related parties	598,833	427,503
Total current liabilities	4,896,647	979,394
Deferred underwriting commissions	7,043,750	7,043,750
Deferred legal fees	150,000	150,000
Total liabilities	12,090,397	8,173,144
Commitments and contingencies
Temporary Equity	188,543,020	191,592,030
Shareholders' equity:
Preferred shares value
Additional paid-in capital	6,901,127	3,852,147
(Accumulated deficit) retained earnings	(1,901,752)	1,147,262
Total shareholders' equity	5,000,005	5,000,009
Total liabilities and shareholders' equity	205,633,422	204,765,183
Common Class A [Member]
Shareholders' equity:
Ordinary shares value	127	97
Total shareholders' equity	127	97
Common Class B [Member]
Shareholders' equity:
Ordinary shares value	503	503
Total shareholders' equity	$ 503	$ 503